Note 13 - Employee Stock Purchase Plan (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
2010 Employee Stock Purchase Plan [Member]
Percentage Of Discount Allowed For Shares Issued Under Employee Stock Purchase Plan	15.00%		15.00%
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized			10,000
Common Stock, Shares, Issued			8,417
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant			1,583
Stock Issued During Period, Shares, Employee Stock Purchase Plans	4,459		2,838	1,248	1,563
Stock Issued During Period, Value, Employee Stock Purchase Plan	$ 10,700	$ 13,148	$ 49,757	$ 46,928	$ 80,718
Defined Contribution Plan, Cost Recognized	$ 1,784	$ 1,948	7,541	7,020	12,038
Defined Contribution Plan, Employer Discretionary Contribution Amount			$ 0	$ 0	0
Common Stock, Shares, Issued	3,349,966		3,340,507	3,332,839
Stock Issued During Period, Value, Employee Stock Purchase Plan	$ 10,700		$ 49,757	$ 46,928	$ 80,718